ACQUISITION AND OTHER VENTURE - Equity transfer agreement (Details) - CNOOC China Limited [member] - CUCBM [member] ¥ in Millions	Aug. 01, 2019 CNY (¥)
Disclosure of detailed information about business combination [line items]
Percentage of equity interest	100.00%
Total consideration	¥ 5,335